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                    Lincoln Variable Insurance Products Trust
                             1300 S. Clinton Street
                              Fort Wayne, IN 46802





May 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549
        Re:     Lincoln Variable Insurance Products Trust
                (LVIP Delaware Foundation(R) Funds)
                File Nos. 033-70742; 811-08090

Dear Sir or Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant's Post-Effective Amendment No. 64 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on April 16, 2009.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 260-455-6918.


Very truly yours,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel